Results for the year - Research and development costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment (note 3.3)	kr 8,137	kr 6,033	kr 5,455
Total research and development costs	52,039	48,062	32,443
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Employee costs (note 2.4)	16,598	15,923	12,429
Amortisation, intangible assets (note 3.1)	1,048	931	649
Impairment losses and reversals, intangible assets (note 3.1)	2,742	7,912	1,108
Depreciation, property, plant and equipment (note 3.3)	1,439	1,120	1,053
Impairment losses, property, plant and equipment (note 3.3)	1,588	78	260
Clinical trial cost	16,171	12,232	9,468
Other research and development costs	12,453	9,866	7,476
Total research and development costs	kr 52,039	kr 48,062	kr 32,443
As percentage of net sales	16.80%	16.60%	14.00%